Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Trademarks [Member] USD ($)	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2012 Trademarks [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] USD ($)	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2013 Websites [Member] USD ($)	Dec. 31, 2013 Websites [Member] CNY	Dec. 31, 2012 Websites [Member] CNY	Dec. 31, 2013 Domain Names [Member] USD ($)	Dec. 31, 2013 Domain Names [Member] CNY	Dec. 31, 2012 Domain Names [Member] CNY	Dec. 31, 2013 Licensing Agreements [Member] USD ($)	Dec. 31, 2013 Licensing Agreements [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		108,496	106,230		68,310	68,310		9,050	9,050		27,000	27,000		1,870	1,870		2,266
Accumulated Amortization		(63,135)	(56,885)		(25,047)	(20,493)		(9,050)	(8,145)		(27,000)	(27,000)		(1,714)	(1,247)		(324)
Net Carrying Value	$ 7,493	45,361	49,345	$ 7,146	43,263	47,817			905				$ 26	156	623	$ 321	1,942